Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury share	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2019	€ 11,603	€ 461,520		€ (515,947)	€ 22	€ (42,802)
Net loss				(129,122)		(129,122)
Other comprehensive income (loss)					35	35
Total comprehensive income (loss)				(129,122)	35	(129,087)
Issuance of share capital (net of transaction costs)	9,669	858,048				867,717
Share-based payment expense (net of tax)		15,432				15,432
Exercise of options	383	(383)
Equity component of convertible loans (net of tax)		87				87
Balance at the end at Dec. 31, 2020	21,655	1,334,704		(645,069)	57	711,347
Net loss				(411,716)		(411,716)
Other comprehensive income (loss)					(91)	(91)
Total comprehensive income (loss)				(411,716)	(91)	(411,807)
Issuance of share capital (net of transaction costs)	690	403,372				404,062
Share-based payment expense (net of tax)		15,789				15,789
Exercise of options	109	3,077				3,186
Repurchase of common shares		(28,284)	€ (5,817)			(34,101)
Balance at the end at Dec. 31, 2021	22,454	1,728,658	(5,817)	(1,056,785)	(34)	688,476
Net loss				(249,029)		(249,029)
Other comprehensive income (loss)					(105)	(105)
Total comprehensive income (loss)				(249,029)	(105)	(249,134)
Issuance of share capital (net of transaction costs)	829	65,552				66,381
Share-based payment expense (net of tax)		7,539				7,539
Share issuances and contingent consideration from business combination	103	18,978				19,081
Exercise of options / Settlement of share-based payment awards	14	(3,440)	4,336			910
Balance at the end at Dec. 31, 2022	€ 23,400	€ 1,817,287	€ (1,481)	€ (1,305,814)	€ (139)	€ 533,253